Note 4 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Table Text Block Supplement [Abstract]
Schedule of Property and Equipment
	March 31, 2017	December 31, 2016

Furniture, fixtures, and equipment	$ -	$ 8,403
Less: accumulated depreciation	-	(4,637)
Loss on disposal	-	(3,766)
Fixed assets, net	$ -	$ -

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at December 31:

	2016	2015

Furniture, fixtures, and equipment	$ 8,403	$ 8,403
Less: accumulated depreciation	(4,637)	(3,225)
Loss on disposal	(3,766)	-
Fixed assets, net	$ -	$ 5,178

Schedule of software cost
	March 31, 2017	December 31, 2016

Software	$221,000	$ -
Less: accumulated amortization	(67,511)	-
Fixed assets, net	$153,489	$ -

Software, stated at cost, less accumulated amortization consisted of the following at December 31:

	2016	2015
Software	$221,000	$ -
Less: accumulated amortization	(40,264)	-
Fixed assets, net	$180,736	$ -